Commitments and Contingencies (Details Narrative) $ in Thousands	4 Months Ended	6 Months Ended	9 Months Ended
	Apr. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2020 USD ($)	Jun. 01, 2023 USD ($)	Jun. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 01, 2021 USD ($)
Letters of Credit Outstanding, Amount		$ 10				$ 10
Navios Logistics [Member] | Storage And Transshipment Contract [Member]
Contractual Obligation			$ 4,140
Repayment installments			3
Contractual Obligation, to be Paid, Year One							$ 1,380
Contractual Obligation, to be Paid, Year Two					$ 1,380
Contractual Obligation, to be Paid, Year Three				$ 1,380
Navios Logistics [Member] | Finance Leasing Contract For Eight Liquid Barges [Member]
Repayment installments	60
Finance lease liability, maturity	five year
Lessee, Finance Lease, Description	contract for eight liquid barges to be delivered from the
Date of delivery	fourth quarter of 2022 through the second quarter of 2023
Frequency of periodic payments	monthly
Finance Lease, Principal Payments	$ 26
Lessee, Finance Lease, Option to Extend	At expiration, the Navios Logistics will have the ability to exercise the purchase option of these barges or extend the term of the finance leasing contract.
Navios Logistics [Member] | Vitol S.A. [Member] | Performance Guarantee [Member]
Description of guarantee		Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2023.
Guarantee and indemnity letter		$ 12,000
Navios Logistics [Member] | Edolmix S.A. and Energias Renovables del Sur S.A. [Member] | Performance Guarantee [Member]
Description of guarantee		On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics [Member] | Eldomix S.A. [Member] | Performance Guarantee [Member]
Guarantee and indemnity letter		$ 847
Navios Logistics [Member] | Energias Renovables del Sur S.A. [Member] | Performance Guarantee [Member]
Guarantee and indemnity letter		$ 519